CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
CURRENT ASSETS
Cash and Cash Equivalents	$ 845,084	$ 1,249,984	$ 4,342
Accounts Receivable (Note 3)	440	162,539	108,982
Deposit	10,286	9,735	19,425,347
Deferred Financing Cost			20,000
Prepayment	1,428	16,179	2,505
TOTAL CURRENT ASSETS	857,238	1,438,437	19,561,176
NON-CURRENT ASSETS
Property, Plant and Equipment, net (Note 4)	15,706	20,518
Loan Receivable	1,016		1,574,654
Deferred Charges	496,166	544,080
TOTAL NON-CURRENT ASSETS	512,888	564,598	1,574,654
TOTAL ASSETS	1,370,126	2,003,035	21,135,830
CURRENT LIABILITIES
Accounts Payable and Accrued Liabilities (Note 5)	490,433	335,901	535,594
Unearned Revenue	407,580	407,937
TOTAL CURRENT LIABILITIES	898,013	743,838	535,594
NON-CURRENT LIABILITIES
Notes Payable (Note 6)	1,328,516	941,616	995,912
TOTAL LIABILITIES	2,226,529	1,685,454	1,531,506
Going Concern (Note 1)
Commitments (Note 8)
Related Party Transactions (Note 13)
STOCKHOLDERS' DEFICIENCY
Common Stock: $ 0.0001 par value, Authorized: 250,000,000 shares; Issued and outstanding September 30, 2014, 2013 and 2012: 89,036,000 (Notes 9,11,12)	8,904	8,904	8,904
Additional Paid-in Capital	24,727,453	22,043,516	38,568,360
Deficit	(25,777,160)	(21,904,789)	(19,122,924)
Accumulated Other Comprehensive Loss	(2,980)	(2,041)	(5,518)
Non-Controlling Interest (Note 7)	187,380	171,991	155,502
TOTAL STOCKHOLDERS' EQUITY/ (DEFICIENCY)	(856,403)	317,581	19,604,324
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY/DEFICIENCY	$ 1,370,126	$ 2,003,035	$ 21,135,830